SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended
	Nov. 04, 2022	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 01, 2016
Property, Plant and Equipment [Line Items]
Debt conversion converted, shares			4,762,376
Warrants outstanding		18,573,116	18,573,116
Interest rate, description	The fair value was based on the maturity dates, the interest of 12%, the 15% exit fee, the 2% appreciation fee for an estimated period, and a 40% present value factor
Interest rate	12.00%			2.00%
Exit fee rate	15.00%
Cash, FDIC insured amount | $		$ 250,000
Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares		0.16	0.225
Warrants, measurement input | $ / shares		0.05	0.225
Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input		0.0373	0.0228
Warrants, measurement input		3.81	2.42
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input		117.77	109.47
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input		113.6	185.9
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input		121.0	205.9
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input			1 year 9 months
Convertible Debt Securities [Member]
Property, Plant and Equipment [Line Items]
Debt conversion converted, shares			98,779,000
Debt conversion price, percentage			90.00%
Convertible debentures, value | $			$ 18,768,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants outstanding		18,573,116
Series A Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities		5,000,000	5,000,000
Debt conversion converted, shares		803,124,000	674,832,000
Series E Redeemable Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities		1,500
Debt conversion converted, shares		5,143,000
Fixed coversion price | $ / shares		$ 0.35
Series E Redeemable Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities		170	2,840
Debt conversion converted, shares		3,192,000	9,737,000
Fixed coversion price | $ / shares			$ 0.35
Debt conversion price, percentage		90.00%
Series F Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities		750,000	750,000
Debt conversion converted, shares		192,750,000	162,080,000